CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	¥ 3,377,684	$ 493,280	¥ 3,246,995
Restricted cash	1,046,253		18,019
Total	¥ 4,423,937	$ 646,075	¥ 3,265,014	$ 476,825	¥ 3,164,081	¥ 1,896,662